Equipment	12 Months Ended
Dec. 31, 2011
Equipment

4. Equipment

Equipment and related accumulated depreciation were as follows:

	(59,727,298)	(59,727,298)	(59,727,298)
	December 31, 2009
	Gross amount	Impairment	Net amount
	RMB	RMB	RMB

Computer hardware and other equipment	72,425,312	(2,372,289)	70,053,023
Furniture, fixture and office equipment	1,870,401	—	1,870,401
Motor vehicle	1,169,548	—	1,169,548
Leasehold improvements	5,444,473	—	5,444,473

Less: accumulated depreciation	(39,045,481)	—	(39,045,481)

Equipment, net	41,864,253	(2,372,289)	39,491,964

	(59,727,298)	(59,727,298)	(59,727,298)
	December 31, 2010
	Gross amount	Impairment	Net amount
	RMB	RMB	RMB

Computer hardware and other equipment	91,281,374	—	91,281,374
Furniture, fixture and office equipment	2,998,103	—	2,998,103
Motor vehicle	1,169,548	—	1,169,548
Leasehold improvements	10,684,089	—	10,684,089

Less: accumulated depreciation	(59,727,298)	—	(59,727,298)

Equipment, net	46,405,816	—	46,405,816

	December 31, 2011
	Gross amount	Impairment	Net amount
	RMB	RMB	RMB

Computer hardware and other equipment	157,938,992	—	157,938,992
Furniture, fixture and office equipment	4,141,761	—	4,141,761
Motor vehicle	1,719,926	—	1,719,926
Leasehold improvements	13,740,420	—	13,740,420

Less: accumulated depreciation	(88,753,196)	—	(88,753,196)

Equipment, net	88,787,903	—	88,787,903

The depreciation charges recognized for the years ended December 31, 2009, 2010 and 2011 were summarized as follows:

	Years ended December 31
	2009	2010	2011
	RMB	RMB	RMB

Cost of revenues	16,913,152	17,240,634	24,002,801
General and administrative expenses	1,557,818	2,596,832	4,619,471
Sales and marketing expenses	1,158,822	844,195	992,331

Total depreciation charge	19,629,792	20,681,661	29,614,603

The Company recognized an impairment loss of RMB2,372,289, zero and zero for the year ended December 31, 2009, 2010 and 2011, respectively.